Martin B. Richards	mrichards@mcguirewoods.com
Direct: 804.775.1029	Direct Fax: 804.698.2147

March 11, 2008

VIA EDGAR AND FEDERAL EXPRESS

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Apple REIT Nine, Inc.

Pre-Effective Amendment No. 3 to

Registration Statement on Form S-11

Registration No. 333-147414

Ladies and Gentlemen:

We are hereby submitting on behalf of Apple REIT Nine, Inc. (the “Company”) Pre-Effective Amendment No. 3 to Registration Statement on Form S-11 pertaining to 182,251,082 Units (each Unit consists of one common share and one Series A preferred share).

Should you have any questions or require any additional documents or information please contact either Martin B. Richards at 804-775-1029 (mrichards@mcguirewoods.com) or David Kurzawa at 804-775-7471 (dkurzawa@mcguirewoods.com).

Very truly yours,

/s/ Martin B. Richards

Attachment

cc:	Michael McTiernan (SEC)
Duc Dang (SEC)
Yolanda Crittendon (SEC)
Jorge Bonilla (SEC)
Glade M. Knight (w/encl.)
David McKenney (w/encl.)
David Buckley (w/encl.)